Employee Benefit	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Employee Benefit
21.	EMPLOYEE BENEFIT

	As of December 31,
	2018			2017
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	855	8,161	9,016	877	7,416	8,293
Long service leave	427	112	539	456	130	586
Total	1,282	8,273	9,555	1,333	7,546	8,879

21(a)Pension – Defined contribution plans

The Company has several defined contribution plans covering its employees in Australia, PRC, Singapore, Thailand, and Taiwan. Contributions to the plan are made monthly. Total charges for the years ended December 31, 2018, 2017 and 2016, were $1,264, $1,280, and $1,237, respectively.

21.	EMPLOYEE BENEFIT (continued)

21(b)Pension – Defined benefit plans

The defined benefit liability recognized in the consolidated balance sheet in respect to defined benefit plans is the present value of the defined benefit obligation at the end of the reporting period, together with adjustments for past service costs and actuarial gains or losses. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.

In accordance with the Thailand labor law, Charoong Thai and its subsidiaries are obliged to make payment to retiring employees, at rates of 1 to 13 times of their final month’s salary rate, depending on the length of service.  In addition, Charoong Thai also has the extra benefit plan to make payment to qualified retiring employees, at rates of 1 to 29 times of final month's salary. The plan is not funded. The Company pays to settle the obligations as and when employees retire.

The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2018	2017	2016
	US$’000	US$’000	US$’000
Current service cost	419	360	410
Interest cost on benefit obligation	202	210	180
Net benefit cost	621	570	590

	For the year ended December 31,
Other comprehensive income	2018	2017	2016
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	396	251	217
Actuarial (gain) / loss – demographic assumption	1	184	—
Actuarial (gain) / loss – financial assumption	13	337	(219)
Actuarial loss	410	772	(2)

21.	EMPLOYEE BENEFIT (continued)

21(b)Pension – Defined benefit plans (continued)

	For the year ended December 31,
Change in the defined obligation	2018	2017	2016
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	8,293	6,652	6,305
Current service cost	419	360	410
Interest cost on benefit obligation	202	210	180
Benefits paid directly by the Company	(352)	(274)	(269)
Actuarial loss in other comprehensive income	410	772	(2)
Exchange differences	44	573	28
Defined benefit obligation at December 31	9,016	8,293	6,652

Actuarial assumptions

The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2018 and 2017 are as follows:

	2018	2017
	%	%
Discount rate	2.6 ~ 2.7	2.7
Rate of salary increase	5.0 ~ 6.0	5.0 ~ 6.0
Pre-retirement mortality	Thailand TMO17 Tables*	Thailand TMO17 Tables*
* TMO represented as Thailand Mortality Ordinary Tables

Maturity profile of defined benefit obligation

The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2018	2017
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	855	877
Between 2 and 5 years	2,374	1,616
Between 6 and 10 years	4,187	3,183
Beyond 10 years	17,084	15,392
Total expected payments	24,500	21,068

Weighted average duration of defined benefit obligation	10 - 11 years	11 years

21.	EMPLOYEE BENEFIT (continued)

21(b)Pension – Defined benefit plans (continued)

Sensitivity analysis

A one-percentage point change in the assumed rates would have yielded the following effects:

	2018	2017
	US$’000	US$’000
Discount rate – 1% increase	(777)	(721)
Discount rate – 1% decrease	908	844
Rate of salary increase – 1% increase	869	808
Rate of salary increase – 1% decrease	(762)	(707)

The sensitivity result above determines their individual impact on the plan’s year-end defined benefit obligation. In reality, the plan is subject to multiple external experience items which may move the defined benefit obligation in similar or opposite directions, while the plan’s sensitivity to such changes can vary over time.

21(c)	Long service leave

The liability for long service leave is recognized in the provision for employee benefits and measured as present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departure, and periods of service. Expected future payments are discounted using market yields at the reporting date on national government bonds with terms to maturity and currencies that match as closely as possible, the estimated future cash outflows. As of December 31, 2018 and 2017, the amount of long service leave obligation was $539 and $586, respectively.